Other financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Other Financial Assets And Liabilities [Abstract]
Other financial assets and liabilities	Other financial assets and liabilities

	2025	2024
	US$m	US$m
Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	217	186
Other financial assets	14	28
Financial instruments at fair value through other comprehensive income
Other financial assets	62	89
Total other financial assets	293	303
Current	229	185
Non-current	64	118
Net carrying amount	293	303
Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	7	169
Embedded derivative	212	349
Other financial liabilities	1	—
Total other financial liabilities	220	518
Current	8	139
Non-current	212	379
Net carrying amount	220	518
Recognition and measurement
Derivative financial instruments
Derivative financial instruments that are designated within qualifying hedge relationships are initially recognised at fair value on the date the contract is entered into. For relationships designated as fair value hedges, subsequent fair value movements of the derivative are recognised in the consolidated income statement.
For relationships designated as cash flow hedges, subsequent fair value movements of the derivative for the effective portion of the hedge are recognised in other comprehensive income and accumulated in reserves in equity; fair value movements for the ineffective portion are recognised immediately in the consolidated income statement. Costs of hedging have been separated from the hedging arrangements and deferred to other comprehensive income and accumulated in reserves in equity. Amounts accumulated in equity are reclassified to the consolidated income statement in the periods when the hedged item affects profit or loss.
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged exposure and the hedging instrument. The Group assesses whether the derivative designated in each hedging relationship has been, and is expected to be, effective in offsetting changes in cash flows of the hedged exposure using the hypothetical derivative method.
Ineffectiveness is recognised where the cumulative change in the designated component value of the hedging instrument on an absolute basis exceeds the change in value of the hedged exposure attributable to the hedged risk.
Ineffectiveness may arise where the timing of the transaction changes from what was originally estimated such as delayed shipments or changes in timing of forecast sales. This may also arise where the commodity swap pricing terms do not perfectly match the pricing terms of the revenue contracts.
Fair value
Except for the other financial assets and other financial liabilities set out in this note, there are no material financial assets or financial liabilities carried at fair value.
The fair value of commodity derivative financial instruments is determined based on observable quoted forward pricing and swap models and is classified as Level 2 on the fair value hierarchy. The most frequently applied valuation techniques include forward pricing and swap models that use present value calculations. The models incorporate various inputs including the credit quality of counterparties and forward rate curves of the underlying commodity.
The fair value of interest rate swaps is calculated by discounting estimated future cash flows based on the terms of maturity of each contract, using market interest rates for a similar instrument at the reporting date, and is classified as Level 2 on the fair value hierarchy.
The fair value of foreign exchange forward contracts is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curves in the respective currencies and is classified as Level 2 on the fair value hierarchy.
The fair values of other financial assets and other financial liabilities are predominantly determined based on observable quoted forward pricing and are predominantly classified as Level 2 on the fair value hierarchy.
Embedded commodity derivatives are classified as Level 3 on the fair value hierarchy with no market observable inputs.
Except for the revised valuation inputs for the embedded commodity derivative, there were no changes to the Group’s valuation processes, valuation techniques and types of inputs used in the fair value measurements during the period.
Foreign exchange
The derivative financial instruments include foreign exchange forward contracts that are denominated in Australian dollars. The Group had no material other financial assets and liabilities denominated in currencies other than US dollars.
Hedging activities
During the period, the following hedging activities were undertaken:
•As at 31 December 2025, the Group hedged approximately 10 MMboe of 2026 oil priced exposure at an average price of approximately 70.1 per barrel.
•The Group also has a hedging program for Corpus Christi LNG volumes designed to protect against downside pricing risk. These hedges are HH and TTF commodity swaps. Approximately 89% of 2026 volumes have been hedged.
•Through foreign exchange forward contracts, the Group hedged the Australian dollar to US dollar exchange rate for a portion of the
Australian dollar denominated capital expenditure expected to be incurred for the Scarborough development.

	2025	2024
Brent commodity swaps (cash flow hedges)
Carrying amount (US$m)	114	137
Notional amount (MMbbl)[1]	15	31
Maturity date	2026	2025
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMbbl)	72	79
HH LNG commodity swaps (cash flow hedges)
Carrying amount (US$m)	(4)	8
Notional amount (TBtu)[1]	43	79
Maturity date	2026	2025-2026
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	3.8	3.6
TTF LNG commodity swaps (cash flow hedges)
Carrying amount (US$m)	66	(118)
Notional amount (TBtu)[1]	37	69
Maturity date	2026	2025-2026
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	11.3	11.9
Interest rate swap (cash flow hedges)
Carrying amount (US$m)	15	35
Notional amount (US$m)	600	600
Maturity date	2027	2027
Hedge ratio	1:1	1:1
Weighted average hedged rate	1.7%	1.7%
FX forwards (cash flow hedges)
Carrying amount (US$m)	19	(45)
Notional amount (AUD$m)[2]	2,838	2,484
Maturity date	2026	2025
Hedge ratio	1:1	1:1
Weighted average hedged rate (AUD:USD)	0.63	0.67
1.The notional amounts relate to unrealised volumes of the hedge item included in the cash flow hedge reserve.
2.This notional amount represents total since inception of which AUD$513 million is unrealised volumes of the hedge item included in the cash flow hedge reserve.
Hedge ineffectiveness gain of $21 million (2024: $5 million loss) has been recognised in the profit and loss.
Embedded derivative
In 2024, the Group entered into a revised long-term gas sale and purchase contract (GSPA) with Perdaman, where a component of the selling price is linked to the price of urea. The contract was assessed to contain an embedded commodity derivative that is required to be separated and recognised at fair value through profit and loss. The carrying value of the embedded derivative at 31 December 2025 amounted to a net liability of $212 million (2024: net liability of $349 million). The derivative is remeasured to fair value at each reporting date. For the year ended 31 December 2025, an unrealised gain of $137 million has been recognised through other income
(2024: unrealised loss of $314 million through other expenses).
Significant estimates and judgements
(a) Change in embedded derivative valuation inputs
The Group has reassessed the valuation inputs of the Perdaman embedded derivative factoring current market conditions and as a result revised pricing inputs that reflect the long-term nature of the contract and external market data. The change has been applied from 1
January 2025, resulting in an increase in fair value gains of $151 million for the year ended 31 December 2025. The effect of future periods is not disclosed because estimating it is impracticable.
(b) Embedded derivative
The fair value of the Perdaman embedded derivative has been estimated using a Monte Carlo simulation model. The assessment requires management to make certain assumptions about the model inputs, including forecast cash flows, discount rate, credit risk and volatility.
These assumptions require significant judgement and are subject to risk and uncertainty. The present value of the embedded derivative was estimated using the assumptions set out below.
•Inflation rate – 2.5% (2024: 2.5%) has been applied.
•Discount rate – a pre-tax interest rate curve with a range of 4.69% to 7.53% (2024: range of 5.80% to 6.95%).
•Domestic gas pricing – forecast sales are subject to urea pricing. Price assumptions are based on the best market information available at measurement date and derived from short- and long-term views of global supply and demand, building upon past experience of the industry and consistent with external sources. The long-term urea price is determined with reference to the prevailing gas hub (TTF) prices available in the market.
The embedded derivative is most sensitive to changes in discount rates and pricing, which may result in unrealised gains or losses recognised in other income/expenses.
The nominal impacts of the effects of changes to discount rate and long term price assumptions are estimated as follows. The valuation is over a contract period of 20 years and the below change in assumptions applies a linear increase or decrease in inputs over the life of the contract. A spot increase is not represented by the sensitivity below.

Change in assumption[1]	US$m
TTF sales price: increase of 10%	191
TTF sales price: decrease of 10%	(190)
Discount rate: increase of 1.5%[2]	(206)
Discount rate: decrease of 1.5%[2]	254
1.Amounts shown represent the change of the present value of the contract keeping all other variables constant.
2.A change of 1.5% represents 150 basis points.